Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2024
TextBlock [Abstract]
Schedule of other operating income

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Gain from Exports Increase Program (1)	45,201	81,232	—
Other services income	8,926	8,492	8,480
Gain related to the transfer of conventional assets (2)	—	89,659	—
Gain from farmout agreement (3)	—	24,429	18,218

Total other operating income	54,127	203,812	26,698

(1)	The years ended December 31, 2024, and 2023, mainly included 43,911 and 86,173 of gain, net of related costs (Note 2.5.2).
(2)	See Note 3.2.7.
(3)
The years ended December 31, 2023, and 2022, including 26,650 and 20,000 of receipts received by Trafigura, related to the farmout agreements I and II (Note 29.2.1.1 and 29.2.1.2), net of disposals of oil and gas properties and goodwill for 2,051 and 170; 1,654 and 128, respectively (Note 13 and 14).

Schedule of other operating expenses

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
(Provision for) contingencies (1) (Note 22.3)	(688)	(69)	(379)
(Provision for) environmental remediation (1) (Note 22.2)	(359)	(485)	(2,133)
(Provision for) reversal of materials and spare parts obsolescence (1)	(214)	1,132	(278)
Restructuring and reorganization expenses (2)	—	(276)	(531)

Total other operating expenses	(1,261)	302	(3,321)

(1)	These transactions did not generate cash flows.
(2)	For the year ended December 31, 2023, the Company booked restructuring expenses including payments, fees and transaction costs related to the changes in the Group’s structure.